Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 211,108	$ 258,993
Short-term bank deposits	1,040	1,185
Trade and unbilled receivables and contract assets, net	2,574,605	2,770,124
Other receivables and prepaid expenses	298,698	279,228
Inventories, net	1,946,326	1,670,474
Total current assets	5,031,777	4,980,004
LONG-TERM INVESTMENTS AND RECEIVABLES:
Investments in affiliated companies, partnerships and other companies	159,604	182,553
Long-term trade and unbilled receivables and contract assets	374,054	316,074
Long-term bank deposits and other receivables	112,525	133,505
Deferred income taxes, net	20,025	65,274
Severance pay fund	227,786	301,192
Total long-term investments and receivables	893,994	998,598
OPERATING LEASE RIGHT OF USE ASSETS	405,446	416,383
PROPERTY, PLANT AND EQUIPMENT, NET	949,207	902,684
GOODWILL	1,502,494	1,550,552
OTHER INTANGIBLE ASSETS, NET	432,733	469,123
TOTAL ASSETS	9,215,651	9,317,344
CURRENT LIABILITIES:
Short-term bank credit and loans	115,076	27,676
Current maturities of long-term loans and Series B, C and D Notes	76,555	78,682
Operating lease liabilities	69,322	76,778
Trade payables	1,067,818	1,023,679
Other payables and accrued expenses	1,171,357	1,314,321
Contract liabilities	1,777,161	1,502,955
Total current liabilities	4,277,289	4,024,091
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	264,541	356,624
Series B, C and D Notes, net of current maturities	415,537	528,324
Employee benefit liabilities	618,088	884,353
Deferred income taxes and tax liabilities, net	72,965	141,451
Contract liabilities	217,075	293,984
Operating lease liabilities	344,585	386,644
Other long-term liabilities	247,896	155,610
Total long-term liabilities	2,180,687	2,746,990
COMMITMENTS AND CONTINGENT LIABILITIES
Share Capital:
Ordinary shares of 1 New Israeli Shekels (“NIS”) par value each; Authorized – 80,000,000 shares as of December 31, 2022 and 2021; Issued and outstanding 44,344,206 and 44,255,563 shares as of December 31, 2022 and 2021, respectively.	12,786	12,762
Additional paid-in capital	431,429	420,966
Accumulated other comprehensive loss	(71,558)	(97,857)
Retained earnings	2,382,564	2,195,764
Total Elbit Systems Ltd. equity	2,755,221	2,531,635
Non-controlling interests	2,454	14,628
Total equity	2,757,675	2,546,263
TOTAL LIABILITIES AND EQUITY	$ 9,215,651	$ 9,317,344